	APPLIED FINANCE SELECT FUND
Schedule of Investments		January 31, 2023 (unaudited)
93.92%	COMMON STOCKS	Shares		Fair Value

13.58%	CONSUMER DISCRETIONARY
	Aptiv PLC (A) . . . . . . . . . . . . . . . . . . .	. . . . .93,974. . . $		10,627,520
	Darden Restaurants, Inc.. . . . . . . . . . . . . . . . .		59,111	8,746,655
	LKQ Corp.. . . . . . . . . . . . . . . . . .	. . . .162,725. . . .		. 9,594,266. .
	Lowe’s Cos.., Inc.. . . . . . . . . . . . . . . . . .	. . . .	43,590. .	9,077,617
	Target Corp.. . . . . . . . . . . . . . . .	. . . .51,515. . .		. 8,867,792. . .
	The Walt Disney Co.. (A) . . . . . . . . . .	. . . .	70,026. . .	7,597,121
				54,510,971
8.06%	CONSUMER STAPLES
	Constellation Brands, Inc.. - Class A . . .	. . .	28,547	6,609,201
	CVS Health Corp.. . . . . . . . . . . . . . .	. . . . . .65,633. .		5,790,143
	Tyson Foods, Inc.. - Class A . . . . . . .	. . . .	98,854. .	6,499,651
	Walgreens Boots Alliance, Inc.. . . . . .	. . . .177,023.		6,525,068
	Walmart, Inc.. . . . . . . . . . . . . . . . . . . . .		.48,128. . . .	.6,924,175
				32,348,238
4.83%	ENERGY
	Chevron Corp.. . . . . . . . . . . . . . .	. . . .	36,745. . . .	.6,394,365.
	ConocoPhillips . . . . . . . . . . . . . . . . . . . .50,603. . . .			6,166,988
	Valero Energy Corp.. . . . . . . . . . . . .	. . . . .	. 48,908.	6,848,587
				19,409,940
11.39%	FINANCIALS
	The Allstate Corp.. . . . . . . . . . . . . .	. . . .	.44,452. . .	5,710,748
	Ameriprise Financial, Inc.. . . . . . . . . .	. . . .	21,514. .	7,532,482
	Bank of America Corp.. . . . . . . . . . .	. . . .176,306. . .		6,255,337
	Capital One Financial Corp.. . . . . . . . .	. . . . .52,889		6,293,791
	JPMorgan Chase & Co.. . . . . . . . . . . . .	. . . . .	46,919	6,566,783
	MetLife, Inc.. . . . . . . . . . . . . . . . . . . .	. . . .	93,000. . . .	6,790,860
	The Travelers Cos.., Inc.. . . . . . . . . . . . . . . . . .		34,539	6,601,094
				45,751,095
12.06%	HEALTH CARE
	Danaher Corp.. . . . . . . . . . . . . . .	. . . . 25,603. . . .		.6,768,921.
	McKesson Corp.. . . . . . . . . . . . . . . . . .	. . . .	19,573. .	7,411,904
	Merck & Co.., Inc.. . . . . . . . . . . . . . . . . . .		72,352. . . .	7,771,328
	Pfizer, Inc.. . . . . . . . . . . . . . . . . . . . .	. . . . .124,109. . . .		5,480,653
	Regeneron Pharmaceuticals, Inc.. (A) . . .	. . .	9,000	6,826,230
	Stryker Corp.. . . . . . . . . . . . . . . . . .	. . . . .	28,614. . . .	7,262,519
	Thermo Fisher Scientific, Inc.. . . . . . . .	. . . . .12,085		6,892,438
				48,413,993
	1

QUARTERLY REPORT

	APPLIED FINANCE SELECT FUND
Schedule of Investments - continued	January 31, 2023 (unaudited)
8.39%	INDUSTRIAL		Shares	Fair Value

	Cummins, Inc.. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. ..		23,588	$5,886,150
	Quanta Services, Inc.. . . . . . . . . . . . . . . .	. .	37,248. .	5,668,773
	Roper Technologies, Inc.. . . . . . . . . . .	.	. 11,403. . .	4,866,230
	Union Pacific Corp.. . . . . . . . . . . . . .	.	. 24,228. . . .	. 4,947,115
	United Rentals, Inc.. (A) . . . . . . . . . . . .	.	.15,000. . .	. 6,614,250
	Westinghouse Air Brake
	Technologies Corp.. . . . . . . . . . . . . . . . . .	.	55,000	5,709,550
				33,692,068
26.25%	INFORMATION TECHNOLOGY
	Alphabet, Inc.. - Class A (A) . . . . . . . . . . . .	.	. 71,420.	7,059,153
	Apple, Inc.. . . . . . . . . . . . . . . . . . . . . .	. .	77,909. . . .	.11,241,490
	Cisco Systems, Inc.. . . . . . . . . . . . . . .	. 237,133. . . .		.11,541,263
	Fiserv, Inc.. (A) . . . . . . . . . . . . . . . . . .	. .103,093. . .		. 10,997,961. .
	HP, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .	. . 344,645. . . . .		10,042,955
	Intel Corp.. . . . . . . . . . . . . . . . . . . . .		. 354,807. . . .	.10,026,846. .
	International Business Machines Corp.. . . .		82,776	11,152,410
	KLA Corp.. . . . . . . . . . . . . . . . . . .	. .33,108. . .		.12,994,228. . . .
	Mastercard, Inc.. - Class A . . . . . . . . . . . .	.	. 31,447.	11,654,258
	Meta Platforms, Inc.. (A) . . . . . . . . . . . . . .	. .58,345. .		8,691,655
				105,402,219
2.36%	MATERIALS
	Celanese Corp.. Class A . . . . . . . . . . . . .		.46,000. .	5,667,200
	CF Industries Holdings, Inc.. .. .. .. .. .. .. .. .. .. .. .. .. ..		44,888	3,802,014
				9,469,214
2.43%	REAL ESTATE
	Host Hotels & Resorts, Inc.. . . . . . . . . . . .	.	.518,113.	9,766,430
2.03%	TELECOMMUNICATION SERVICES
	Verizon Communications, Inc.. . . . . . . . . .	.	.196,410	8,164,764
2.54%	UTILITIES
	DTE Energy Co.. . . . . . . . . . . . . . . . . . . .		. .42,702. .	4,969,232
	Public Service Enterprise Group, Inc.. . . . . .		84,753	5,248,753
				10,217,985
93.92%	TOTAL COMMON STOCKS . . . . . . . . . . . . . . . . . . . . .			.377,146,917. . . . . . .

2

QUARTERLY REPORT

APPLIED FINANCE SELECT FUND
Schedule of Investments - continued		January 31, 2023 (unaudited)
5.94%	MONEY MARKET FUNDS	Shares	Fair Value

Federated Treasury Obligations Fund
	Institutional Class 4..19%** . . . . . . .	. . . . 23,847,703. .	$23,847,703
99.86%	TOTAL INVESTMENTS . . . . . . . . . . . .	. . . . . . . . . . . . . . 400,994,620. . . . . . .
0.14%	Other assets, net of liabilities . . . . . . .	. . . . . . . . . . . .. .. . .558,413. . . .
100.00%	NET ASSETS
		. . . . . . . . . . .$	401,553,033. . . . . . . .

(A)Non-income producing

(B)Effective 7 day yield as of January 31, 2023

In accordance with U. .S. . GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. . Various inputs are used in determining the value of a Fund’s investments.. U..S.. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. . Level 1 includes quoted prices in active markets for identical securities.. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc..).. Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)..

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities..

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2023:

			Level 1	Level 2	Level 3
				Other
				Significant	Significant
			Quoted	Observable	Unobservable
Common Stocks . . . . .	.		Prices	Inputs	Inputs	Total
			$.377,146,917. .	$—	$—	$377,146,917
Money Market Funds . .	.	. . 23,847,703		—	—	23,847,703
Total Investments . . . . .		.	$400,994,620. .	$—	$—	$400,994,620

The Fund held no Level 3 securities at any time during the period..

There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2023..

3

QUARTERLY REPORT

APPLIED FINANCE SELECT FUND

Schedule of Investments - continued	January 31, 2023 (unaudited)

At January 31, 2023, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $323,093,740 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . . . .	. .$ 89,182,598. .
Gross unrealized depreciation . . . .	. . (11,281,718. .	)
Net unrealized appreciation . . . . . . .	. . $.77,900,880.

4

QUARTERLY REPORT